Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Abstract]
Operating leases expense	$ 2,820	$ 3,375	$ 3,789
Purchased water under long-term agreements	13,139	12,923	11,796
Water treatment expense under contractual agreement	$ 892	$ 926	$ 897